Shareholder's Deficit (Details) - USD ($)		6 Months Ended
	Aug. 28, 2025	Jun. 30, 2025	Dec. 31, 2024
Shareholder’s Deficit [Line Items]
Authorized shares		1,000	1,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, issued		1,000	1,000
Ordinary shares, outstanding		1,000	1,000
Secured commitment amount (in Dollars)	$ 13,200,000
Warrant [Member]
Shareholder’s Deficit [Line Items]
Ordinary shares, outstanding	70,521,359
Warrant outstanding	16,925,000
Private Investment in Public Equity [Member]
Shareholder’s Deficit [Line Items]
Issue ordinary shares	1,650,000
Stock price per share (in Dollars per share)	$ 8
Increase of PIPE financing (in Dollars)	$ 13,200,000
Shares issue price per share (in Dollars per share)	$ 8
Merger Agreement [Member]
Shareholder’s Deficit [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, issued	1,000
Ordinary shares, outstanding	1,000
YD Biopharma [Member]
Shareholder’s Deficit [Line Items]
Business combination owns percentage	100.00%
Business combination outstanding shares	4,140,948	64,730,411
Business combination transaction value (in Dollars)	$ 647,304,110
Share price (in Dollars per share)	$ 10
YD Biopharma [Member] | Warrant [Member]
Shareholder’s Deficit [Line Items]
Business combination outstanding shares	16,925,000
Warrant outstanding	16,925,000
Ordinary Shares [Member]
Shareholder’s Deficit [Line Items]
Authorized shares		500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Number voting		one
Ordinary shares, issued		1,000
Ordinary shares, outstanding		1,000